UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: McAdams Wright Ragen, Inc.
Address:    925 Fourth Avenue, Suite 3900
            Seattle, WA  98104

Form 13F File Number:   028-13472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michelle E. Heyne
Title:      Chief Compliance Officer
Phone:      (206) 664-8865

Signature, Place and Date of Signing:

   /s/ Michelle E. Heyne                Seattle, WA       May 13, 2009
         [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

X 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name
      29-06910                      Ken Roberts Investment Management Inc.
      28-13411                      Envestnet Asset Management Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         91

Form 13F Information Table Value Total:         $59,318


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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

NAME OF ISSUER                 TITLE   CUSIP        VALUE X1000 SHARES              INV.    OTHER   VOTING AUTH
                               OF                                                   DISC.   MGR
                               CLASS
                                                                                                    SOLE     SHR     NONE

3M COMPANY                       COM    88579Y101          1407         28300        SOLE                               28300
ABB LTD SPONSORED ADR            COM    000375204           408         29240        SOLE                               29240
ABERDEEN ASIA PAC INC FUND       COM    003009107           718        150527        SOLE                              150527
ALASKA AIR GROUP                 COM    011659109           307         17500        SOLE                               17500
ALLIANCE BERNSTEIN INCOME FUND   COM    01881E101           213         29800        SOLE                               29800
AMER INTL GROUP INC              COM    026874107            26         25740        SOLE                               25740
AMERICAN WATER WORKS CO INC      COM    030420103           290         15050        SOLE                               15050
AMGEN INC                        COM    031162100           761         15366        SOLE                               15366
ANTARES PHARMA INC               COM    036642106            70        163000        SOLE                              163000
APPLE INC                        COM    037833100           245          2332        SOLE                                2332
AVISTA CORP                      COM    05379B107          1465        106315        SOLE                              106315
BARRICK GOLD CORP                COM    067901108           541         16675        SOLE                               16675
BERKSHIRE HATHAWAY INC CL B      COM    084670207           392           139        SOLE                                 139
BOEING CO                        COM    097023105           587         16492        SOLE                               16492
BOSTON SCIENTIFIC CORP           COM    101137107           553         69563        SOLE                               69563
BP PLC SPON ADR                  COM    055622104           288          7180        SOLE                                7180
BRIGGS & STRATTON CORP           COM    109043109           523         31680        SOLE                               31680
CANADIAN PAC RAILWAY LTD         COM    13645T100           256          8650        SOLE                                8650
CASCADE FINL CORP                COM    147272108            45         18050        SOLE                               18050
CHEVRON CORP NEW                 COM    166764100          1208         17959        SOLE                               17959
CHICAGO BRIDGE & IRON CO NV      COM    167250109            84         13450        SOLE                               13450
CISCO SYS INC                    COM    17275R102           236         14099        SOLE                               14099
CITIGROUP INC                    COM    172967101            63         24961        SOLE                               24961
COMCAST CORP NEW CL A            COM    20030N101          1391        102012        SOLE                              102012
CONCUR TECHNOLOGIES INC          COM    206708109           545         28395        SOLE                               28395
CORNING INC                      COM    219350105           175         13200        SOLE                               13200
COSTCO WHOLESALE CORP            COM    22160K105           429          9267        SOLE                                9267
DEAN FOODS CO                    COM    242370104           235         13000        SOLE                               13000
DU PONT EI DE NEMOURS & CO       COM    263534109           992         44435        SOLE                               44435
DURECT CORP COM                  COM    266605104            25         11000        SOLE                               11000
EXPEDITORS INTL WASH INC         COM    302130109          1492         52755        SOLE                               52755
FORD MOTOR CO DEL                COM    345370860            39         15000        SOLE                               15000
FORWARD AIR CORP                 COM    349853101           519         31990        SOLE                               31990
GENERAL ELECTRIC CO              COM    369604103           795         78670        SOLE                               78670
GLAXOSMITHKLINE PLC SPON ADR     COM    37733W105           838         26975        SOLE                               26975
GLOBAL INDS LTD                  COM    379336100           137         35700        SOLE                               35700
GRACO INC                        COM    384109104           782         45790        SOLE                               45790
HERSHEY CO                       COM    427866108           656         18875        SOLE                               18875
HOME DEPOT INC                   COM    437076102          1213         51472        SOLE                               51472
INTEL CORP                       COM    458140100          2070        137701        SOLE                              137701
ITNL RECTIFIER CORP              COM    460254105           328         24300        SOLE                               24300
JOHNSON & JOHNSON                COM    478160104          2124         40381        SOLE                               40381
KIMBERLY CLARK CORP              COM    494368103          2318         50272        SOLE                               50272
KRAFT FOODS INC CL A             COM    50075N104           536         24055        SOLE                               24055
LML PAYMENT SYSTEMS INC          COM    50208P109             7         13500        SOLE                               13500
LSI CORP                         COM    502161102            33         11000        SOLE                               11000
M&T BANK CORP                    COM    55261F104           914         20205        SOLE                               20205
MEDTRONIC CORP                   COM    585055106           733         24885        SOLE                               24885
MICRON TECHNOLOGY                COM    595112103           230         56725        SOLE                               56725
MICROSOFT CORP                   COM    594918104          3906        212648        SOLE                              212648
MORGAN STANLEY ASIA PACIFIC FD   COM    61744U106           573         60849        SOLE                               60849
MURPHY OIL CORP                  COM    626717102           536         11977        SOLE                               11977
NEW YORKCOMMUNITY BANCORP        COM    649445103           435         38900        SOLE                               38900
NEWELL RUBBERMAID INC            COM    651229106           372         58250        SOLE                               58250
NEWMONT MNG CORP HLDG            COM    651639106           358          7990        SOLE                                7990
NOKIA CORP ADR                   COM    654902204           280         24020        SOLE                               24020
NORDSTROM INC                    COM    655664100           256         15300        SOLE                               15300
NUVEEN MUN VALUE FD              COM    670928100           115         12900        SOLE                               12900
PACCAR INC                       COM    693718108           739         28695        SOLE                               28695
PALL CORP                        COM    696429307           664         32500        SOLE                               32500
PEABODY ENERGY CORP              COM    704549104           483         19300        SOLE                               19300
PEPSICO INC                      COM    713448108          2321         45089        SOLE                               45089
PFIZER INC                       COM    717081103          1487        109196        SOLE                              109196
PLUM CREEK TIMBER CO INC         COM    729251108           378         13000        SOLE                               13000
PNM RESOURCES INC                COM    69349H107           176         21300        SOLE                               21300
POTLATCH CORP NEW COM            COM    737630103           565         24355        SOLE                               24355
ROYAL DUTCH SHELL PLC SPON ADR   COM    780259107           642         14720        SOLE                               14720
SARA LEE CORP                    COM    803111103           466         57700        SOLE                               57700
SMUCKER JM CO NEW                COM    832696405           419         11230        SOLE                               11230
SPRINT NEXTEL CORP               COM    852061100           380        106451        SOLE                              106451
STARBUCKS CORP                   COM    855244109           671         60425        SOLE                               60425
STERLING FINL CORP WASH          COM    859319105            41         20000        SOLE                               20000
SWISS HELVETIA FUND INC          COM    870875101           262         29511        SOLE                               29511
SYMANTEC CORP                    COM    871503108           368         24635        SOLE                               24635
SYSCO CORP                       COM    871829107           708         31066        SOLE                               31066
TALBOTS INC                      COM    874161102            35         10000        SOLE                               10000
TARGET CORP                      COM    887612E106          550         15990        SOLE                               15990
TEMPLETON GLOBAL INCOME FD INC   COM    880198106            92         12421        SOLE                               12421
TEVA PHARMACEUTICAL INDS LTD A   COM    881624209           693         15385        SOLE                               15385
TIMKEN CO                        COM    887389104           311         22300        SOLE                               22300
US BANCORP DEL                   COM    902973304           542         37121        SOLE                               37121
VERIZON COMMUNICATIONS           COM    92343V104          1410         46690        SOLE                               46690
WTB FINL CORP CMT CL B           COM    929334209           706          7839        SOLE                                7839
WAL-MART STORES INC              COM    931142103           365          7000        SOLE                                7000
WASHINGTON FEDERAL INC           COM    938824109          2586        194548        SOLE                              194548
WEYERHAUSER CO                   COM    962166104          1304         47305        SOLE                               47305
WHIRLPOOL CORP                   COM    963320106           650         21960        SOLE                               21960
PENN VA RESOURCE PARTNERS LC     COM    707884102           569         49900        SOLE                               49900
TEPPCO PARTNERS                  COM    872384102          1542         68070        SOLE                               68070
CRAFT BREWERS ALLIANCE INC       COM    224122101            60         51950        SOLE              51950
MANITEX INTL INC                 COM    563420108            60         64338        SOLE              64338

